Preparation of Financial Statements (Q3)	9 Months Ended
Sep. 30, 2017
Preparation of Financial Statements [Abstract]
Preparation of Financial Statements
1.	Preparation of Financial Statements

The condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to those rules and regulations, although we believe that the disclosures made are adequate to make the information not misleading. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes for the year ended December 31, 2016 included in our Annual Report on Form 10-K.

In our opinion, the accompanying unaudited condensed consolidated financial statements contain all the adjustments necessary to present fairly our consolidated financial condition as of September 30, 2017 and December 31, 2016, and the results of operations for the three and nine-month periods ended September 30, 2017 and 2016. The results of operations for the three and nine-month periods ended September 30, 2017, are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the prior period financial statements to conform to the current period presentation. Our critical accounting policies include the determination of the allowance for loan losses, the valuation of originated mortgage loan servicing rights and the valuation of deferred tax assets. Refer to our 2016 Annual Report on Form 10-K for a disclosure of our accounting policies.